FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
FAIR VALUE
Schedule of assets measured at fair value on a recurring basis

Fair Value Measurements at March 31, 2015 Using (In thousands):

		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
U. S. government agencies	$58,828	$—	$58,828	$—
States and municipals	92,969	—	92,969	—
Mortgage-backed - residential	97,381	—	97,381	—
Equity securities	298	298	—	—
Trading Assets	5,409	5,409	—	—
Total	$254,885	$5,707	$249,178	$—

Fair Value Measurements at December 31, 2014 Using (In thousands):

		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
U. S. government agencies	$60,586	$—	$60,586	$—
States and municipals	89,281	—	89,281	—
Mortgage-backed - residential	96,698	—	96,698	—
Equity securities	296	296	—	—
Trading Assets	5,370	5,370	—	—
Total	$252,231	$5,666	$246,565	$—

(In thousands)

	Fair Value Measurements at December 31, 2014 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)

U.S. government agencies	$60,586	$—	$60,586	$—
States and municipals	89,281	—	89,281	—
Mortgage-backed - residential	96,698	—	96,698	—
Equity securities	296	296	—	—
Trading Assets	5,370	5,370	—
Total	$252,231	$5,666	$246,565	$—

(In thousands)

	Fair Value Measurements at December 31, 2013 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)

U.S. government agencies	$69,286	$—	$69,286	$—
States and municipals	90,183	—	90,183	—
Mortgage-backed - residential	70,638	—	70,638	—
Equity securities	289	289	—	—
Total	$230,396	$289	$230,107	$—

Schedule of assets measured at fair value on a non-recurring basis

Fair Value Measurements at March 31, 2015 Using:
Quoted Prices
		In Active		Other
		Markets for	Significant	Significant
		Identical	Observable	Unobservable
(In thousands)	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Real Estate Mortgage:
1-4 family residential	$—	—	—	$—
Multi-family residential	—	—	—	—
Non-farm & non-residential	224	—	—	224
Agricultural	—			—
Other real estate owned:
Residential	1,670	—	—	1,670
Loan servicing rights	282	—	—	282

	Fair Value Measurements at December 31, 2014 Using:
		Quoted Prices
		In Active		Other
		Markets for	Significant	Significant
		Identical	Observable	Unobservable
(In thousands)	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Real Estate Mortgage:
Multi-family residential	169	—	—	169
Non-farm & non-residential	366	—	—	366
Agricultural	3,729	—	—	3,729
Other real estate owned:
Residential	1,670	—	—	1,670
Loan servicing rights	292	—	—	292

(In thousands)

	Fair Value Measurements at December 31, 2014 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)

Impaired loans:
Real Estate Mortgage:
Multi-family residential	169	—	—	169
Non-farm & non-residential	366	—	—	366
Agricultural	3,729	—	—	3,729

Other real estate owned, net:
Residential	1,670	—	—	1,670
Loan servicing rights	516	—	—	516

(In thousands)

	Fair Value Measurements at December 31, 2013 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Real Estate Mortgage:
1-4 family residential	1,420	—	—	1,420
Multi-family residential	199	—	—	199
Non-farm & non-residential	36	—	—	36
Agricultural	275	—	—	275

Other real estate owned, net:
Residential	1,361	—	—	1,361
Loan servicing rights	201	—	—	201

Schedule of quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

				Range
March 31, 2015	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Non-farm & non-residential	224	income approach	capitalization rate	0%-0%
				(0%)
Other real estate owned:
Residential	1,670	sales comparison	adjustment for differences between the comparable sales	0%-48% (11%)
		income approach	capitalization rate	8%-10%
				(9%)
Loan Servicing Rights	282	discounted cash flow	constant prepayment rates	8%-21% (12%)

				Range
December 31, 2014	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Real estate mortgage:
Multi-family residential	169	sales comparison	adjustment for differences between the comparable sales	10%-10% (10%)
Non-farm & non-residential	366	sales comparison	adjustment for differences between the comparable sales	0%-0% (0%)
Agricultural	3,729	sales comparison	adjustment for differences between the comparable sales	5%-53% (43%)
Other real estate owned:
Residential	1,670	sales comparison	adjustment for differences between the comparable sales	0%-48% (11%)
		income approach	capitalization rate	8%-10%
				(9%)
Loan Servicing Rights	292	discounted cash flow	constant prepayment rates	8%-35% (11%)

December 31, 2014

				Range
	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Real estate mortgage:
Multi-family residential	169	sales comparison	adjustment for differences between the comparable sales	10%-10% (10%)
Non-farm & non-residential	366	sales comparison	adjustment for differences between the comparable sales	0%-0% (0%)
Agricultural	3,729	sales comparison	adjustment for differences between the comparable sales	5%-53% (43%)
Other real estate owned:
Residential	1,670	sales comparison	adjustment for differences between the comparable sales	0%-48% (11%)
		income approach	capitalization rate	8%-10% (9%)
Loan Servicing Rights	516	discounted cash flow	constant prepayment rates	8%-35% (11%)

December 31, 2013

				Range
	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Real estate mortgage:
1-4 family residential	1,420	sales comparison	adjustment for differences between the comparable sales	0%-99% (14%)
Multi-family residential	199	sales comparison	adjustment for differences between the comparable sales	12%-32% (22%)
Non-farm & non-residential	36	sales comparison	adjustment for differences between the comparable sales	0%-61% (31%)
Agricultural	275	sales comparison	adjustment for differences between the comparable sales	5%-44% (20%)
Other real estate owned:
Residential	1,361	sales comparison	adjustment for differences between the comparable sales	0%-33% (4%)
		income approach	capitalization rate	8%-8% (8%)
Loan Servicing Rights	201	discounted cash flow	constant prepayment rates	7%-23% (10%)

Schedule of carrying amounts and estimated fair values of financial instruments

March 31, 2015:

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$15,066	$15,066	$—	$—	$15,066
Interest bearing deposits	1,280	1,280	—	—	1,280
Securities	249,476	298	249,178	—	249,476
Trading Assets	5,409	5,409	—		5,409
Mortgage loans held for sale	940	—	940	—	940
Loans, net	532,724	—	—	531,547	531,547
FHLB Stock	5,981	—	—	—	N/A
Interest receivable	3,570	1	1,348	2,221	3,570
Financial liabilities
Deposits	$660,814	$472,790	$188,732	$—	$661,522
Securities sold under agreements to repurchase and other borrowings	12,121	—	12,160	—	12,160
Federal Funds Purchased	2,148	2,148	—	—	2,148
FHLB advances	86,950	—	83,841	—	83,841
Subordinated Debentures	7,217	—	—	7,204	7,204
Interest payable	602	—	593	9	602

December 31, 2014:

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$17,169	$17,169	$—	$—	$17,169
Interest bearing deposits	1,280	1,280			1,280
Securities	246,861	296	246,565	—	246,861
Trading assets	5,370	5,370			5,370
Mortgage loans held for sale	776	—	782	—	782
Loans, net	532,293	—	—	535,213	535,213
FHLB Stock	5,981	—	—	—	N/A
Interest receivable	3,299	—	1,274	2,025	3,299
Financial liabilities
Deposits	$654,869	$470,912	$185,429	$—	$656,341
Securities sold under agreements to repurchase and other borrowings	12,457	—	12,620	—	12,620
FHLB advances	93,785	—	88,373	—	88,373
Subordinated Debentures	7,217	—	—	7,209	7,209
Interest Payable	642		633	9	642

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$17,169	$17,169	$—	$—	$17,169
Interest bearing deposits	1,280	1,280	—	—	1,280
Securities	246,861	296	246,565	—	246,861
Trading Assets	5,370	5,370	—	—	5,370
Mortgage loans held for sale	776	—	782	—	782
Loans, net	532,293	—	—	535,213	535,213
FHLB Stock	5,981	—	—	—	N/A
Interest receivable	3,299	—	1,274	2,025	3,299
Financial liabilities
Deposits	$654,869	$470,912	$185,429	$—	$656,341
Securities sold under agreements to repurchase and other borrowings	12,457	—	12,620	—	12,620
FHLB advances	93,785	—	88,373	—	88,373
Subordinated Debentures	7,217	—	—	7,209	7,209
Interest payable	642	—	633	9	642

December 31, 2013:

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$22,860	$22,860	$—	$—	$22,860
Interest bearing deposits	300	300	—	—	—
Securities	230,396	289	230,107	—	230,396
Mortgage loans held for sale	223	—	229	—	229
Loans, net	463,214	—	—	459,796	459,796
FHLB Stock	6,731	—	—	—	N/A
Interest receivable	3,618	—	1,315	2,303	3,618
Financial liabilities
Deposits	$617,400	$428,239	$191,523	$—	$619,762
Securities sold under agreements to repurchase and other borrowings	12,867	—	13,013	—	13,013
FHLB advances	57,847	—	52,220	—	52,220
Subordinated Debentures	7,217	—	—	7,217	7,217
Interest payable	736	—	727	9	736